Investments in affiliates	12 Months Ended
Dec. 31, 2025
Investments in affiliates
Investments in affiliates

Note 9: Investments in affiliates

Investments in affiliates are accounted for using the equity method of accounting.

	December 31,
	2025	2024

Zhejiang Tianlan Environmental Protection Technology Co. Ltd.
Interest held	19.42%	19.42%

	US$’000	US$’000

Long-term investment, at cost, less impairment	5,540	5,540
Share of undistributed profits	4,420	4,407
	9,960	9,947

Far East is holding 19.42% (2024: 19.42%) equity interests in Blue Sky, a company incorporated in the PRC, with total cost of investment of US$5,540,000. Blue Sky provides a comprehensive service for design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted from various boilers and industrial furnaces of power plants, steel works and chemical plants since 2000.

Blue Sky has listed its shares on the New Third Board in the PRC since November 17, 2015.

The Group’s interest in Blue Sky has been counted for as an affiliate using the equity method as the Group has representation on both the Board and Executive Committee of Blue Sky, and the ability to participate in the decision-making process and exercise significant influence.

A summary of the financial information of the affiliate, Blue Sky, is set forth below:

	December 31,
	2025	2024
Balance Sheet:	US$’000	US$’000

Current assets	58,380	50,487

Non-current assets	9,840	10,569
Total assets	68,220	61,056

Total liabilities	(31,774)	(25,204)
Total shareholders’ equity	36,446	35,852

	Year ended December 31,
	2025	2024
Operating results:	US$’000	US$’000

Net sales	41,208	48,365

Operating income	(643)	1,926

Net income	1,282	2,008